Share-Based Payments - InstaDeep Employee Incentive Plan Reconciliation of Shares Outstanding (Details)	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2025	Sep. 30, 2024	Dec. 31, 2025 shares	Dec. 31, 2024 shares
Share Options Outstanding [Abstract]
Granted (in shares)	421,818
Employee Stock Ownership Plan
Share Options Outstanding [Abstract]
Beginning balance (in shares)	406,353		406,353	406,353
Granted (in shares)				0
Forfeited (in shares)			0
Settled (in shares)			0	0
Ending balance, (in shares)			406,353	406,353
Restricted Stock Units
Share Options Outstanding [Abstract]
Beginning balance (in shares)	120,748		120,748	160,997
Granted (in shares)				0
Forfeited (in shares)			(5,182)
Settled (in shares)			(36,874)	(40,249)
Ending balance, (in shares)			78,692	120,748
Number of option rights vested (in shares)		40,249